Common Stock and Stock Plans, Stock Incentive Compensation Expense (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Allocation of Stock Incentive Compensation Expense and Related Recognized Tax Benefit [Abstract]
RSRs	$ 743	$ 692	$ 675
Performance shares	112	87	169
Stock or Unit Option Plan Expense	(6)	0	0
Share-based Compensation	849	779	844
Related recognized tax benefit	320	$ 294	$ 318
Clawback credits on prior PSAs	$ 26